Stock Options and Warrants Schedule of Activity Related Share-Based Compensation (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CAD	Sep. 30, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	133,950	133,950	136,109		36,867
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 5.76	5.76	$ 5.70	5.70	3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	91,667	91,667	0	0	123,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.45	6.45	$ 0.00	0.00	6.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	(922)	(922)	(24,008)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.00		$ 3.00	3.00	3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	0	0	(1,237)	(1,237)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.00		$ 3.00	3.00	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	225,617	225,617	133,950
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.04		$ 5.76	5.76	5.70